Provisions (Tables)	9 Months Ended
Sep. 30, 2025
Provisions [Abstract]
Schedule of Provisions
	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year/period	494,280	441,353	104,845
Add: Provision for warranty during the year/period	202,929	303,489	72,095
Less: Unclaimed warranty during the year/period	(255,856)	(334,850)	(79,545)
As at end of the year/period	441,353	409,992	97,395